Commitments and Contingencies (Tables)	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Lease commitments

Real Estate
For the years ending
2013	$56
2014	47
2015	39
2016	35
2017	31
Thereafter	93

$301